REVENUE AND OTHER OPERATING INCOME - Narrative (Details) $ in Thousands	1 Months Ended						3 Months Ended		12 Months Ended
	Aug. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) vessels	Jan. 31, 2024 USD ($) vessels	May 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) vessels	Mar. 31, 2024 vessels	Dec. 31, 2025 USD ($) extensionOption vessels	Dec. 31, 2024 USD ($) vessels	Dec. 31, 2023 USD ($) tanker vessels	Dec. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Assets recognised from costs to obtain or fulfil contracts with customers									$ 4,600
Contract assets									140,603	$ 112,758
Gain on settlement of claims									0	0	$ 397
Proceeds from sale of vessels									37,150	431,850	142,740
Gain on sale of vessels									$ 5,929	$ 112,079	21,959
Number of tankers sold | vessels									9	8
Gain on pool arrangements									$ 0	$ 0	1,683
Vessels									4,911,996	5,246,697
Cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Vessels									6,032,235	6,065,735	5,612,454	$ 4,517,155
Cost | Property, plant and equipment subject to operating leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Vessels									208,300	364,200
Accumulated depreciation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Vessels									(1,120,239)	(819,038)	(979,285)	$ (866,503)
Accumulated depreciation | Property, plant and equipment subject to operating leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Vessels									$ (43,400)	(72,100)
SFL Tanker Holding Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on pool arrangements											$ 1,700
Number of owned pooled assets | tanker											2
Number of unowned pooled assets | vessels											2
VLCC vessels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on settlement of claims											$ 400
Proceeds from sale of vessels/tankers				$ 290,000		$ 61,000
Proceeds from sale of vessels							$ 208,000
Gain on sale of vessels										$ 68,600	$ 9,900
Number of tankers sold | vessels				5						5	1
Number of vessels delivered | vessels							2	3
Number of vessels sold | vessels							5
Number of assets on fixed rate time charter | vessels									1	1
Suezmax tanker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from sale of vessels/tankers	$ 36,400	$ 48,500	$ 46,900	$ 45,000	$ 44,500	$ 39,500
Proceeds from sale of vessels	23,700	36,500	34,000	32,000							$ 28,200
Gain on sale of vessels	$ 5,900	$ 17,900	$ 13,800	$ 11,800							$ 2,800
Number of tankers sold			1	1					1	3	2
Number of assets on fixed rate time charter | vessels									1	1
VLCC vessels and Suezmax tanker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from sale of vessels											$ 63,600
Suezmax tanker built in 2010
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on sale of vessels											9,300
LR2 tanker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of assets on fixed rate time charter | vessels									1	4
Number of assets on fixed rate time charter with extension option | vessels										2
Extention period for fixed rate time charters										1 year
Number of extension options exercised | extensionOption									1
Suezmax Tanker and LR2 Tankers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Time charter profit share percentage									50.00%
Time charter, profit share income									$ 2,800	$ 500
Other assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract asset									5,500	7,900
Assets recognised from costs to obtain or fulfil contracts with customers									2,200	3,300
Contract assets									3,300	4,600
Decrease through impairment, contract assets									$ 0	$ 0	$ 0